Note 23 - Assets and Liabilities under reinsurance and insurance contracts - Liabilities Under Reassurance And Assurance Contracts (Details) - EUR (€)		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		€ 10,606,000,000	€ 9,834,000,000	€ 9,223,000,000
INSURANCE OR REINSURANCE ASSETS		341,000,000	366,000,000	421,000,000
Mathematical reserves [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		9,247,000,000	8,503,777,000	7,960,901,000
Individual Life Insurance [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS	[1]	6,731,000,000	6,201,000,000	5,359,000,000
Individual Life Insurance [Member] | Savings Accounts [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		5,906,000,000	5,180,000,000	4,392,000,000
Individual Life Insurance [Member] | Risk Member
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		825,000,000	1,021,000,000	967,000,000
Group Insurance [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS	[2]	2,517,000,000	2,303,000,000	2,601,000,000
Group Insurance [Member] | Savings Accounts [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		2,334,000,000	2,210,000,000	2,455,000,000
Group Insurance [Member] | Risk Member
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		182,000,000	93,000,000	147,000,000
Provision for unpaid claims reported [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		641,000,000	661,690,000	631,077,000
Provisions for unexpired risks and other provisions [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		718,000,000	668,270,000	631,143,000
Total Member
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		€ 10,606,000,000	€ 9,833,737,000	€ 9,223,121,000

[1]	(1) Provides coverage in the event of death or disability.
[2]	(2) The insurance policies purchased by employers (other than BBVA Group) on behalf of its employees